Fair Value Measurement - Assets and Liabilities Measured or Disclosed at Fair Value (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains, Available-for-sale debt security	¥ 43,494	$ 6,126	¥ 8,270	¥ 0
Total (losses) gains,Property and equipment, net	(53,884)		(58,727)		$ (7,589)
Equity investments accounted using equity method	242,997		238,591		34,225
Fair Value, Measurements, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains, Wealth management products			386
Wealth management products			86,386			$ 12,525
Fair Value, Measurements, Recurring [Member] | Long-term Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains, Wealth management products	(43,494)		(8,270)
Total (losses) gains, Equity investments accounted for using fair value option	(334,921)		(25,601)
Equity investments accounted for using fair value option	43,333		370,162		6,103	53,668
Available-for-Sale Debt Securities	111,697		42,371		15,732	6,143
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains,Equity investments accounted for using the measurement alternative	(121,392)		(262,278)
Equity investments accounted for using the measurement alternative	158,771		646,577		$ 22,362	$ 93,745
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Wealth management products			86,386
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring [Member] | Long-term Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments accounted for using fair value option	43,333		370,162
Available-for-Sale Debt Securities	111,697		42,371
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments accounted for using the measurement alternative	¥ 158,771		¥ 646,577